Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 6,558	$ 6,787	$ 6,214
Other Comprehensive Loss
Currency translation adjustment, pre-tax amount	(5,010)	(1,303)	737
Other Comprehensive Income (Loss), Foreign Currency Translation Gain (Loss) Arising During Period, Tax	0	0	0
Currency translation adjustment, after-tax amount	(5,010)	(1,303)	737
Cash flow hedges:
Reclassification of net losses to net income, pre-tax amount	249	45	90
Reclassification of net losses to net income, tax benefit/(expense)	(95)	(17)	(32)
Reclassification of net losses to net income, after-tax amount	154	28	58
Net derivative losses, pre-tax amount	(88)	(20)	(50)
Net derivative losses, tax benefit/(expense)	44	10	10
Net derivative losses, after-tax amount	(44)	(10)	(40)
Pension and retiree medical:
Reclassification of net losses to net income	369	353	508
Net prior service cost, tax benefit (expense)	(122)	(123)	(87)
Net prior service cost, after-tax	247	230	421
Remeasurement of net liabilities and translation	(1,323)	2,164	(581)
Net (losses)/gains, tax benefit/(expense)	437	(764)	88
Net (losses)/gains, after-tax amount	(886)	1,400	(493)
Unrealized (losses)/gains on securities, pre-tax amount	(11)	57	18
Unrealized (losses)/gains on securities, tax benefit/(expense)	5	(28)
Unrealized (losses)/gains on securities, net of tax	(6)	29	18
Other, pre-tax amount	1
Other, tax benefit/(expense)		(16)	36
Other Comprehensive Income, Other, Net of Tax	1	(16)	36
Total Other Comprehensive Income (Loss), pre-tax amount	(5,813)	1,296	722
Total Other Comprehensive Income/(Loss), tax benefit/(expense)	269	(938)	15
Other Comprehensive Income/(Loss), after-tax amount	(5,544)	358	737
Comprehensive income	1,014	7,145	6,951
Comprehensive income attributable to noncontrolling interests	(43)	(45)	(31)
Comprehensive Income Attributable to PepsiCo	$ 971	$ 7,100	$ 6,920